Deferred Tax Assets and Liabilities - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Components Of Deferred Tax Assets And Liabilities [line items]
Tax losses carried forward and deductible temporary differences on which no deferred tax asset	$ 3,464	$ 4,734	$ 5,280
Tax losses	1,082
Net deferred tax liabilities	12,627	$ 12,824
Expiration period 1 [member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [line items]
Tax losses carried forward and deductible temporary differences	$ 303
Tax losses and deductible temporary differences expiration period	Year 1
Expiration period 2 [member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [line items]
Tax losses carried forward and deductible temporary differences	$ 221
Tax losses and deductible temporary differences expiration period	Year 2
Expiration period 3 [member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [line items]
Tax losses carried forward and deductible temporary differences	$ 239
Tax losses and deductible temporary differences expiration period	Year 3
Expiration period more than 3 [member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [line items]
Tax losses carried forward and deductible temporary differences	$ 1,618
Changes in tax rates or tax laws enacted or announced [member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [line items]
Net deferred tax liabilities	$ 6,600